Note 7 - Share-based Compensation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7.	Share based compensation

General

On
February 24, 2017,
in connection with the IPO, the Company’s board of directors and shareholders approved an equity compensation plan, the
2017
Omnibus Incentive Plan (the
“2017
Plan”), which became effective on
March 9, 2017,
to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.

During
2017,
the Company granted a total of
1,141,477
restricted shares to employee and non-employee under the
2017
Plan, among which
318,700
restricted shares was forfeited during
2017.
The restricted shares were subject to various service condition schedule and certain performance conditions with respect to the research and development progress.

During
2017,
the Company granted up to
600,000
common shares to the Chief Medical Officer of the Company under the
2017
Plan. The common shares were subject to certain performance conditions with respective to the research and development progress, and none
of the common shares were vested as of
December 31, 2017.

Restricted shares

The following table summarizes the Company’s employee restricted share activities under the
2017
Plan:

	Numbers of shares	Weighted average grant date fair value
		$

Outstanding at December 31, 2016	-	-
Granted	1,141,477	20.76
Vested	(434,615)	22.19
Forfeited	(318,700)	19.80
Outstanding at December 31, 2017	388,162	19.93
Expected to vest at December 31, 2017	358,162	19.93

As of
December 31, 2017,
the unrecognized compensation cost related to unvested restricted shares expected to vest was
$3,906.
This unrecognized compensation will be recognized over an estimated weighted-average amortization period of
4.0
years.

Share options

The following table summarizes the Company’s share option activities under the
2017
Plan:

Weighted
		Weighted		average
		average	Weighted	remaining	Average
	Numbers	exercise	average grant	contractual	intrinsic
	of options	price	date fair value	term	value
		$	$	Years	$

Outstanding at December 31, 2016	-	-
Granted	343,000	29.00	19.91
Outstanding at December 31, 2017	343,000	29.00		9.98	27
Exercisable as of December 31, 2017	-	-
Vested and expected to vest at December 31, 2017	343,000	29.00		9.98	27

As of
December 31, 2017,
the unrecognized compensation cost related to
343,000
unvested share options expected to vest was
$1,281.
This unrecognized compensation will be recognized over an estimated weighted-average amortization period of
2.7
months.

Fair value of options

The Black-Scholes-Merton formula was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected share price volatility and the expected terms of awards. These estimates involve inherent risk and uncertainties and the application of management's judgment. The Company historically has limited available historical data to demonstrate consistent early exercise behavior. To determine the expected term of the awards, the Company applied a simplified method considering factors including the timing of achieving various performance conditions and their respective probabilities as well as the contractual life of the options. The risk-free interest rates for the periods within the expected term of the option are based on the U.S. Treasury rate. The Company historically has been a private company and lack company-specific historical and implied volatility information share option. Therefore, the Company estimates the expected volatility based on the historical volatility of a group of similar companies, which are publicly-traded. The Company’s management was ultimately responsible for the determination of the estimated fair value of its share options.

The following table presents the assumptions used to estimate the fair values of the share options granted for the year ended
December 31, 2017:

Year Ended December 31,
2017

Fair value of ordinary share	34.00
Risk-free interest rate	2.28%
Expected term (years)	5.5
Expected volatility	60%
Expected dividend yield	0%
Contractual life (years)	10

The following table summarizes total share-based compensation expense recognized for the year ended
December 31, 2017:

Year Ended
December 31,
2017

Research and development	17,753
General and administrative	4,930

Total	22,683